Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Investment Securities Measured at Fair Value on Recurring Basis
The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2018:

	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$95,977,783	$—	$95,977,783
Mortgage-backed securities	—	247,374,153	—	247,374,153
State, County, Municipals	—	101,394,518	—	101,394,518
	$—	$444,746,454	$—	$444,746,454
The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2017:

	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$176,448,558	$—	$176,448,558
Mortgage-backed securities	—	208,423,057	—	208,423,057
State, County, Municipals	—	117,100,535	—	117,100,535
Other Investments	—	—	3,074,227	3,074,227
	$—	$501,972,150	$3,074,227	$505,046,377

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs
The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2018 and December 31, 2017.

	Fair Value Measurements Using
	Significant Unobservable Inputs
	(Level 3)
	2018	2017
Balance at January 1	$3,074,227	$2,971,106
Sales	$(2,865,294)
Principal payments received	—	(4,466)
Unrealized loss included in other comprehensive income	(208,933)	107,587

Balance at December 31	$—	$3,074,227

Asset Measured at Fair Value on Nonrecurring Basis
The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2018 and 2017 and were still held at those respective dates:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Asset	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2018
Impaired loans	$—	$—	$3,364,538	$3,364,538
Other real estate owned	—	—	188,609	188,609
	$—	$—	$3,553,147	$3,553,147

December 31, 2017
Impaired loans	$—	$—	$544,502	$544,502
Other real estate owned	—	—	1,307,250	1,307,250
	$—	$—	$1,851,752	$1,851,752

Carrying Value and Estimated Fair Value of Financial Instruments
The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2018 and December 31, 2017:

		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying Value	Assets	Inputs	Inputs	Total Fair Value
2018		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$12,592,130	$12,592,130	$—	$—	$12,592,130
Interest bearing deposits with banks	8,079,742	8,079,742	—	—	8,079,742
Securities available-for-sale	444,746,454	—	444,746,454	—	444,746,454
Net loans	425,905,093	—	—	420,992,074	420,992,074

Financial liabilities
Deposits	$756,221,510	$544,985,869	$210,477,092	$—	$755,462,961
Securities Sold under
Agreement to Repurchase	107,965,505	107,965,505	—	—	107,965,505

		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying Value	Assets	Inputs	Inputs	Total Fair Value
2017		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$17,962,990	$17,962,990	$—	$—	$17,962,990
Interest bearing deposits with banks	1,532,420	1,532,420	—	—	1,532,420
Securities available-for-sale	505,046,377	—	501,972,150	3,074,227	505,046,377
Net loans	402,390,574	—	—	401,706,081	401,706,081
Financial liabilities
Deposits	$720,685,499	$543,123,284	$177,698,280	$—	$720,821,564
Federal Home Loan Bank advances	30,000,000	30,005,541	—	—	30,005,541
Securities Sold under Agreement to Repurchase	142,497,938	142,497,938	—	—	142,497,938